OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 747		$ 747		$ 824
Lease liabilities	1,131		1,131		1,049
Derivative liabilities	517		517		371
Deferred revenue	26		26		21
Provisions	20		20		7
Loans and notes payables	2		2		171
Total other non-current liabilities	2,443		2,443		$ 2,443
Interest expense on lease liabilities	$ 20	$ 15	$ 41	$ 29